OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER RECEIVABLES.
Schedule of other receivables

	December 31,
	2023	2022
Research and development tax credit receivable from the French State	411	581
Value-added taxes receivable	863	894
Other receivables from Government and public authorities	22	—
Others	84	46
Total	1,380	1,522